Acquisitions Schedule on Intangible assets and Goodwill (Tables)	12 Months Ended
Sep. 30, 2017
Business Acquisition [Line Items]
Summary of Changes in Carrying Amounts of Goodwill and Intangible Assets Including FGL's DAC and VOBA Balances
A summary of the changes in the carrying amounts of goodwill and intangible assets associated with Spectrum Brands’ continuing operations are as follows:

		Intangible Assets
	Goodwill	Indefinite Lived	Definite Lived	Total
Balance at September 30, 2015	$2,138.9	$957.6	$637.7	$1,595.3
Adjustments	3.3	—	3.2	3.2
Impairments (Note 2)	(10.7)	(2.7)	—	(2.7)
Periodic amortization	—	—	(60.6)	(60.6)
Effect of translation	1.8	(1.0)	0.6	(0.4)
Balance at September 30, 2016	2,133.3	953.9	580.9	1,534.8
Adjustments	—	—	(0.9)	(0.9)
Acquisitions (Note 3)	135.0	81.1	67.1	148.2
Impairments (Note 2)	—	(16.3)	—	(16.3)
Periodic amortization	—	—	(62.0)	(62.0)
Effect of translation	8.8	5.6	2.6	8.2
Balance at September 30, 2017	$2,277.1	$1,024.3	$587.7	$1,612.0

GloFish [Member]
Business Acquisition [Line Items]
Summary of Changes in Carrying Amounts of Goodwill and Intangible Assets Including FGL's DAC and VOBA Balances
The values allocated to intangible assets and the weighted average useful lives are as follows:

	Carrying Amount	Weighted Average Useful Life (Years)
Tradenames	$75.0	Indefinite
Technology	21.0	14
Customer relationships	12.0	16
Non-compete agreement	2.4	5
Total intangibles acquired	$110.4